Other Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Accrued Liabilities [Abstract]
Other Accrued Liabilities
ther accrued liabilities included the following as of December 31, (in millions):

	2011	2010
Customer accruals	$250.7	$280.9
Accruals for manufacturing, marketing and freight expenses	105.1	108.9
Accrued self-insurance liabilities	66.8	73.1
Accrued pension, defined contribution and other postretirement benefits	54.6	45.3
Accrued contingencies, primarily legal, environmental and warranty	37.2	39.1
Accrued restructuring (See Footnote 4)	33.0	33.5
Other	146.1	117.4
Other accrued liabilities	$693.5	$698.2